ACCESSION NUMBER:		0001140361-25-017712
CONFORMED SUBMISSION TYPE:	ABS-15G
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20250731
ITEM INFORMATION:		Periodic Filing of Rule 15Ga-1
FILED AS OF DATE:		20250731
DATE AS OF CHANGE:		20250731
ABS RULE:           	RULE-15GA1
PERIOD START:           	20250401
<NO-QUARTERLY-ACTIVITY>N
<NO-ANNUAL-ACTIVITY>N
ABS ASSET CLASS:             	Other

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			Lendmark Financial Funding 2025-1, LLC
		CENTRAL INDEX KEY:			0002058196
		ORGANIZATION NAME:
		EIN:				000000000
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		ABS-15G
		SEC ACT:		Dodd Frank Act
		SEC FILE NUMBER:	025-07696
		FILM NUMBER:		25921771

	BUSINESS ADDRESS:
		STREET 1:		1735 NORTH BROWN ROAD, SUITE 300
		CITY:			LAWRENCEVILLE
		STATE:			GA
		ZIP:			30043
		BUSINESS PHONE:		678-625-6587

	MAIL ADDRESS:
		STREET 1:		1735 NORTH BROWN ROAD, SUITE 300
		CITY:			LAWRENCEVILLE
		STATE:			GA
		ZIP:			30043

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
_x___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2025 to June 30, 2025

Date of Report (Date of earliest event reported) 7/31/2025
Commission File Number of securitizer: 025-07696
Central Index Key Number of securitizer: 0002058196

Sweta Patel, Corporate Secretary (678) 625-6500
______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.



Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) []


PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

Pursuant to Rule 15Ga-1 (c)(2)(i), Lendmark Financial Funding 2025-1, LLC has indicated by check mark that there is no activity to report for the reporting period April 1, 2025 to June 30, 2025



SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934,the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDMARK FINANCIAL FUNDING 2025-1, LLC (Securitizer, Depositor or Underwriter) Date July 31, 2025
/s/ Sweta Patel (Signature)*
Name: Sweta Patel
Title: Corporate Secretary

*Print name and title of the signing officer under his signature.